UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:		BNP Paribas, S.A.
Address:	16 Boulevard des Italiens
		Paris, France 75009



13F File Number:  028-04059



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    M. Andrews Yeo
Title:   BNP Paribas Securities Corp. Chief Operating Officer,
	 Global Equities and Commodities Derivatives, Americas
Phone:    (917) 472-4991


Signature ,Place, and Date of Signing:

M. Andrews Yeo, Director
New York, NY 10019
February 13, 2013



Report Type (Check only one.):


[  ]        13F HOLDINGS REPORT.  (Check here if all holdings of
            this reporting manager are reported in this report.)


[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
028 - 14490	BNP PARIBAS INVESTMENT PARTNERS S.A.
028 - 10038	BNP Paribas Arbitrage, SNC
028 - 00898	Bank of the West
028 - 04029	First Hawaiian Bank(formerly Bancwest Corp)
028 - 00288	Montag & Caldwell, LLC
028 - 13410	Impax Asset Management Ltd.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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